Long-Term Notes Payable, Net - Schedule of Notes Payable Outstanding (Details) 10K - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total notes payable			$ 9,044,036
Current maturities of long-term, net of discount			9,039,444
Discount attributable to current maturities			4,592	$ 65,173
Total current maturities			$ 9,044,036
Long-term notes payable, less current maturities
2008 Unsecured Promissory Note [Member]
Total notes payable			$ 55,000
2009 Non-Mandatorily Convertible, Unsecured Note [Member]
Total notes payable			500,000
2013 Bridge Loan [Member]
Total notes payable			$ 8,489,036
2014 Bridge Loan [Member]
Total notes payable